Employee benefits (Details 4) - INR (₨) ₨ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Reconciliation of changes in net assets available for benefits [abstract]
Fair value of plan assets at the beginning of the year	₨ 40,651	₨ 30,474	₨ 25,498
Interest income	2,316	1,705	1,781
Remeasurements - return on plan assets excluding amounts included in interest income	120,000	21,214	(2,138)
Employer contributions	(23,290)	(10,743)	20,109
Benefits paid	(1,409)	(1,999)	(14,776)
Fair value of plan assets at the end of the year	138,268	40,651	30,474
Actual return on plan assets	₨ 907	₨ (293)	₨ (300)